Segment reporting (Tables)	12 Months Ended
Dec. 31, 2025
Segment reporting [Abstract]
Information for Operating Segments
There are no changes in the measuring methods used to calculate the earnings reported for each segment. The information for each operating segment is as follows:

	Maritime division	Maritime infrastructure division	Logistics, ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated
December 31, 2025
Revenue	$1,440,947	$327,816	$83,079	$56,804	$-	$1,908,646
Costs and expenses	(1,004,376)	(229,528)	(82,047)	(108,958)	-	(1,424,909)
Corporate expenses	-	-	-	-	(78,108)	(78,108)
Depreciation and amortization	(68,469)	(12,067)	(8,314)	(6,062)	(9,821)	(104,733)
Operating profit (loss)	$368,102	$86,221	$(7,282)	$(58,216)	$(87,929)	$300,896
Costs, expenses and revenue not allocated						8,596
Net income for the year						$309,492

Property and operating equipment, net	$797,039	$573,696	$1,196,052	$-	$165,752	$2,732,539
Right-of-use assets, net	-	-	45,306	-	-	45,306
Other assets	1,139,654	346,123	201,969	54,275	-	1,742,021
Shared assets	-	-	-	-	87,550	87,550
Total assets	$1,936,693	$919,819	$1,443,327	$54,275	$253,302	$4,607,416

Total liabilities by operating segment	$1,297,104	$399,613	$424,111	$16,704	$-	$2,137,532
Shared liabilities	-	-	-	-	51,915	51,915
Total liabilities	$1,297,104	$399,613	$424,111	$16,704	$51,915	$2,189,447

Total capital expenditures by segment	$640,685	$49,462	$1,057	$436	$-	$691,640
Shared capital expenditures	-	-	-	-	-	-
Total capital expenditures	$640,685	$49,462	$1,057	$436	$-	$691,640

December 31, 2024
Revenue	$1,282,994	$262,220	$61,942	$146,420	$-	$1,753,576
Costs and expenses	(1,050,110)	(188,617)	(74,717)	(129,355)	-	(1,442,799)
Corporate expenses	-	-	-	-	(2,872)	(2,872)
Depreciation and amortization	(19,300)	(4,712)	(12,957)	(56,084)	(2,178)	(95,231)
Operating profit (loss)	$213,584	$68,891	$(25,732)	$(39,019)	$(5,050)	$212,674
Costs, expenses and revenue not allocated						(97,879)
Net income for the year						$114,795

Property and operating equipment, net	$226,634	$574,093	$1,216,359	$85,537	$168,676	$2,271,299
Right-of-use assets, net	-	-	47,504	19,701	-	67,205
Other assets	975,850	357,566	225,587	70,971	-	1,629,974
Shared assets	-	-	-	-	23,434	23,434
Total assets	$1,202,484	$931,659	$1,489,450	$176,209	$192,110	$3,991,912

Total liabilities by operating segment	$676,021	$450,452	$437,077	$268,631	$-	$1,832,181
Shared liabilities	-	-	-	-	51,291	51,291
Total liabilities	$676,021	$450,452	$437,077	$268,631	$51,291	$1,883,472

Total capital expenditures by segment	$70,545	$396,057	$2,054	$745	$-	$469,401
Shared capital expenditures	-	-	-	-	59	59
Total capital expenditures	$70,545	$396,057	$2,054	$745	$59	$469,460

	Maritime division	Maritime infrastructure division	Logistics, ports and terminals division	Warehousing division	Other businesses and shared accounts	Total consolidated
December 31, 2023
Revenue	$795,529	$200,496	$73,115	$149,507	$-	$1,218,647
Costs and expenses	(704,075)	(140,614)	(95,844)	(120,483)	-	(1,061,016)
Corporate income	-	-	-	-	4,182	4,182
Depreciation and amortization	(36,385)	(8,191)	(13,059)	(65,296)	(2,191)	(125,122)
Operating profit (loss)	$55,069	$51,691	$(35,788)	$(36,272)	$1,991	$36,691
Costs, expenses and revenue not allocated						(21,233)
Net income for the year						$15,458

Property and operating equipment, net	$156,014	$182,762	$1,284,274	$80,352	$122,730	$1,826,132
Right-of-use assets, net	-	1,383	49,437	97,131	-	147,951
Other assets	675,684	322,046	153,529	109,183	-	1,260,442
Shared assets	-	-	-	-	32,305	32,305
Total assets	$831,698	$506,191	$1,487,240	$286,666	$155,035	$3,266,830

Total liabilities by operating segment	$422,088	$73,753	$449,429	$311,824	$-	$1,257,094
Shared liabilities	-	-	-	-	35,359	35,359
Total liabilities	$422,088	$73,753	$449,429	$311,824	$35,359	$1,292,453

Total capital expenditures by segment	$124,118	$6,582	$495	$150	$-	$131,345
Shared capital expenditures	-	-	-	-	-	-
Total capital expenditures	$124,118	$6,582	$495	$150	$-	$131,345